Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating Activities:
Net Income	$ 535,199	$ 499,492
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	272,273	245,365
Change in deferred taxes, net	53,336	(747)
(Gain) loss on sale of investments	(115)	(1,852)
(Gain) loss on sale of fixed assets	(818)	(86)
Stock Option Compensation Expense	14,631	13,712
Cash outflow from hedging	(58,581)	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(263,509)	(94,298)
Inventories, net	(120,325)	(33,482)
Prepaid expenses, other current and non-current assets	(78,091)	(91,264)
Accounts receivable, related parties	(2,164)	128,263
Accounts payable, related parties	6,108	(133,600)
Accounts payable, accrued expenses and other current and non-current liabilities	155,153	129,381
Income tax payable	(26,534)	(17,421)
Net cash provided by (used in) operating activities	486,563	643,463
Investing Activities:
Purchases of property, plant and equipment	(238,384)	(226,635)
Proceeds from sale of property, plant and equipment	8,088	8,582
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,122,458)	(291,247)
Proceeds from divestitures	0	7,867
Net cash (used in) provided by investing activities	(1,352,754)	(501,433)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	69,252	72,674
Repayments of short-term borrowings and other financial liabilities	(99,760)	(65,870)
Proceeds from short-term borrowings from related parties	146,494	0
Repayments of short-term borrowings from related parties	0	0
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $31,458 in 2010 and $16,703 in 2009)	1,660,189	828,735
Repayments of long-term debt and capital lease obligations	(211,568)	(495,003)
Redemption of Trust Preferred Securities	653,760	0
Increase (decrease) of accounts receivable securitization program	130,000	86,000
Proceeds from exercise of stock options	31,741	28,084
Payment of dividends	280,649	231,967
Distributions to noncontrolling interests	(61,735)	(67,562)
Contributions from noncontrolling interests	12,290	14,850
Net cash (used in) provided by financing activities	742,494	169,941
Effect of exchange rate changes on cash and cash equivalents	50,080	(40,345)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(73,617)	271,626
Cash and cash equivalents at beginning of period	522,870	301,225
Cash and cash equivalents at end of period	$ 449,253	$ 572,851